Invested Assets and Investment Income - Summary of Carrying Amount of Securitized Assets and Secured Borrowing Liabilities (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of securitized assets, mortgages and associated liabilities [Line Items]
Securitised Assets	CAD 3,512	CAD 2,788
Secured borrowing liabilities	3,523	2,782
HELOC securitization [Member]
Disclosure of securitized assets, mortgages and associated liabilities [Line Items]
Securitised Assets	2,032	1,770
CMB securitization [Member]
Disclosure of securitized assets, mortgages and associated liabilities [Line Items]
Securitised Assets	1,480	1,018
Securitized mortgages [Member]
Disclosure of securitized assets, mortgages and associated liabilities [Line Items]
Securitised Assets	3,504	2,780
Securitized mortgages [Member] | HELOC securitization [Member]
Disclosure of securitized assets, mortgages and associated liabilities [Line Items]
Securitised Assets	2,024	1,762
Securitized mortgages [Member] | CMB securitization [Member]
Disclosure of securitized assets, mortgages and associated liabilities [Line Items]
Securitised Assets	1,480	1,018
Restricted cash and short-term securities [Member]
Disclosure of securitized assets, mortgages and associated liabilities [Line Items]
Securitised Assets	8	8
Restricted cash and short-term securities [Member] | HELOC securitization [Member]
Disclosure of securitized assets, mortgages and associated liabilities [Line Items]
Securitised Assets	8	8
HELOC securitization [Member]
Disclosure of securitized assets, mortgages and associated liabilities [Line Items]
Secured borrowing liabilities	2,000	1,750
CMB securitization [Member]
Disclosure of securitized assets, mortgages and associated liabilities [Line Items]
Secured borrowing liabilities	CAD 1,523	CAD 1,032